FINANCIAL INSTRUMENTS (Narrative) (Details) $ in Thousands, shares in Millions, kr in Millions	1 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2019 shares	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2020 USD ($)	Jun. 30, 2023 NOK (kr)	Sep. 30, 2022 USD ($)	Jun. 30, 2020 USD ($)	May 31, 2018 USD ($)
Derivative [Line Items]
Proceeds from redemption of available-for-sale debt securities		$ 0	$ 5,124
Equity securities		5,866		$ 7,283
Common stock - Frontline Ltd
Derivative [Line Items]
Principal debt amount							$ 15,600	$ 36,800
Number of shares repurchased in forward contract (in shares) | shares	3.4			1.4
Debt and equity securities, realized gain				$ 4,600	$ 2,300
Corporate Bond Securities NT Rig Holdco 7.5%
Derivative [Line Items]
Debt instrument, redemption price (in percentage)				7.50%
Corporate Bond Securities NT Rig Holdco 12%
Derivative [Line Items]
Debt instrument, redemption price (in percentage)				12.00%
River Box Holding Inc. ("River Box")
Derivative [Line Items]
Loans to related parties - associated companies, long-term		$ 45,000		$ 45,000
River Box Holding Inc. ("River Box") | Net income | Customer concentration risk
Derivative [Line Items]
Concentration risk, percentage		16.00%	4.00%
4.875% senior unsecured convertible bonds due 2023
Derivative [Line Items]
Principal debt amount		$ 53,000							$ 164,000
Senior unsecured convertible notes interest rate (in percentage)		4.875%				4.875%			4.875%
NOK700 million senior unsecured floating rate bonds due 2023
Derivative [Line Items]
Principal debt amount | kr						kr 700
NOK700 million senior unsecured floating rate bonds due 2024
Derivative [Line Items]
Principal debt amount | kr						700
NOK600 million senior unsecured floating rate bonds due 2025
Derivative [Line Items]
Principal debt amount | kr						kr 600
7.25% senior unsecured sustainability-linked bonds due 2026
Derivative [Line Items]
Senior unsecured convertible notes interest rate (in percentage)		7.25%				7.25%
Interest rate swaps
Derivative [Line Items]
Derivative, notional amount		$ 400,000		$ 600,000